Document and Entity Information	Sep. 21, 2026
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Sep. 21, 2026
Entity File Number	001-13349
Entity Registrant Name	BAR HARBOR BANKSHARES
Entity Incorporation, State or Country Code	ME
Entity Tax Identification Number	01-0393663
Entity Address, Address Line One	PO Box 400
Entity Address, Adress Line Two	82 Main Street
Entity Address, State or Province	ME
Entity Address, City or Town	Bar Harbor
Entity Address, Postal Zip Code	04609-0400
City Area Code	207
Local Phone Number	288-3314
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $2.00 per share
Trading Symbol	BHB
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	false
Entity Central Index Key	0000743367
Amendment Flag	false